Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
8 .	Property, Plant and Equipment, Net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Office equipment	1,350	1,465	210
Machinery and electronic equipment	9,111	11,034	1,585
Transportation equipment	2,193	2,675	384
Leasehold improvements	14,516	15,407	2,214
Construction in progress	4,364	3,407	489

	31,534	33,988	4,882

Less: accumulated depreciation	(12,476)	(17,716)	(2,545)

	19,058	16,272	2,337

For the years ended December 31,
 2017,
2018 and 2019, the Group recorded depreciation expense of
RMB
4,292,
RMB5,446 and RMB5,488 (US$788), respectively.